Fair Value	12 Months Ended
Dec. 31, 2021
Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
FAIR VALUE
14. F
AIR
V
ALUE
Recurring
Our financial assets and liabilities are valued using market prices on both active markets (Level 1), less active markets (Level 2) and little or no market activity (Level 3). Level 1 instrument valuations are obtained from unadjusted quoted prices for identical assets or liabilities in active markets. Level 2 instrument valuations are obtained from readily available pricing sources for comparable instruments, identical instruments in less active markets, or models using other inputs that are directly or indirectly observable in the marketplace. Level 3 instrument valuations typically reflect management’s estimate of assumptions and are derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. We did not have any transfers of financial instruments between valuation levels during the years ended December 31, 2021 and 2020.
Cash and cash equivalents include all cash balances and highly liquid investments purchased with maturities of three months or less. Our cash and cash equivalents consist primarily of domestic bank accounts, interest-bearing deposit accounts, and money market accounts managed by third-party financial institutions. Cash and cash equivalents are valued by us based on quoted prices in an active market, which represent a Level 1 measurement within the fair value hierarchy.
The fair value for our derivative instruments is based upon inputs corroborated by observable market data with similar tenors, which are considered Level 2 inputs. Refer to Note 11,
Financial Instruments,
for further details on our derivative instruments.
Our June 2017 First Lien Loan is held by third-party financial institutions and is carried
at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. The fair value was estimated using quoted prices that are directly observable in the marketplace, therefore, the fair value is estimated on a Level 2 basis. At December 31, 2021, the June 2017 First Lien Loan had a fair value of $465.1 million as compared to the carrying amount of $460.1 million. At December 31, 2020, the June 2017 First Lien Loan had a fair value of $583.1 million as compared to the carrying amount of $609.1 million. We made a partial principal payment of $148.2 million on this loan in connection with, and using the proceeds from, the business combination. Refer to Note 10,
Debt
, for further
information.

Our May 2020 First Lien Loan is not traded and is carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. The fair value was estimated by discounting the future cash flows using current interest rates at which similar borrowings with similar maturities would be made to borrowers with similar credit ratings. The fair value was estimated assuming prepayment of the loan upon the loan’s third anniversary and is estimated on a Level 3 basis, as provided by ASC Topic 820,
Fair Value Measurement
. During the year ended December 31, 2021, we repaid this loan in full in connection with, and using the proceeds from, the business combination. Refer to Note 10,
Debt
, for further information. At December 31, 2020, the May 2020 First Lien Loan had a fair value of $319.9 million as compared to the carrying amount of $268.2 million.
Refer to Note 10,
Debt
, for key terms of the June 2017 First Lien Loan and the May 2020 First Lien Loan.
In Connection with the Merger Transaction, we issued Hoya Intermediate Warrants to Hoya Topco, which are classified as Other Liabilities on the Consolidated Balance Sheets. The Hoya Intermediate Warrants are remeasured to fair value each reporting period using the Black-Scholes valuation model. Significant inputs used in the valuation of the Hoya Intermediate Warrants include the volatility, risk-free interest rate, and dividend yield.
Other financial instruments, including accounts receivable and accounts payable, are carried at cost, which approximates their fair value because of the short-term nature of these instruments.
Nonrecurring
Our
non-financial
assets, such as goodwill, intangible assets, and long-lived assets are measured at fair value on a nonrecurring basis, utilizing Level 3 inputs. The following table presents quantitative information about the significant unobservable inputs applied to these Level 3 fair value measurements during our assessment for impairment in the second quarter of 2020:

Significant Unobservable Inputs	Range (Weighted Average)
Discount rate	12.5% - 13.5% (13.0%)
Long-term growth rate	2.5% - 3.5% (3.0%)
The following table presents the sensitivities to changes in the significant unobservable inputs above (in thousands):

	Goodwill	Trademark
50 basis point increase in discount rate	$(37,680)	$(3,935)
50 basis point decrease in long-term growth rate	(21,344)	(2,298)
Refer to Note 5,
Impairments
, for disclosure of our fair value methodologies applied to goodwill, intangible assets, and long-lived assets.